Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Schedule of Analysis of Borrowings
An analysis of borrowings as of December 31, 2014 and 2013 is as follows:

		2014		2013
Maturity Date or Range		Amount	Weighted Average Rate	Amount	Weighted Average Rate

		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank repurchase agreements	May 2013	$—	—	$—	—

Other repurchase agreements	July 2013	$—	—	$—	—

Federal Home Loan Bank advances	Less than one year	$23,202	0.58%	$19,900	1.18%
One to three years		21,150	1.35%	18,380	0.90%
Three to five years		5,000	2.06%	17,000	1.75%
Five to ten years		—	—	—	—
Total		$49,352		$55,280

Subordinated debentures, capital trusts	November 2035	$5,155	1.89%	$5,155	1.90%
November 2035		5,155	1.89%	5,155	1.90%
September 2037		3,093	1.74%	3,093	1.74%
Total		$13,403		$13,403